EQUITY METHOD INVESTMENTS (Schedule of equity method investments) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Aug. 15, 2014	Aug. 14, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 88,000	$ 88,000	$ 138,000
Lone Mountain [Member]
Schedule of Equity Method Investments [Line Items]
Interest owned (as a percentage)		25.00%	25.00%			25.00%	25.00%
Equity method investments			$ 50,000			$ 50,000	$ 50,000
CRD [Member]
Schedule of Equity Method Investments [Line Items]
Interest owned (as a percentage)		50.00%	50.00%	50.00%	50.00%		50.00%
Equity method investments		$ 88,000	$ 88,000	$ 88,000	$ 88,000		$ 88,000